CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Statement of cash flows [abstract]
Number of Class D units issued in settlement of prior liability	97
Number of Class D units issued for land	419